CREDIT FACILITIES (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current maturities	$ (14,117)	$ (77,493)
Total		13,328
Volkswagen Finance (China) Co. Ltd
Lender Name	Volkswagen Finance (China) Co. Ltd.
Maturities	Due monthly until March 2021
Weighted Average Interest Rate	4.06%
Collateral/ Guarantee	Automobiles
Loan term loans	$ 14,117	90,821
Current maturities	(14,117)	(77,493)
Total		$ 13,328